COMMON STOCK (Details) (USD $)	0 Months Ended								12 Months Ended		0 Months Ended									1 Months Ended		0 Months Ended
	Apr. 30, 2014	Dec. 13, 2013	Sep. 25, 2013 item	Jun. 21, 2013	Jun. 03, 2013	May 23, 2013	Mar. 04, 2013	Jan. 10, 2013	Dec. 31, 2014	Dec. 31, 2013	May 31, 2013	Dec. 06, 2013	Nov. 12, 2013	Mar. 20, 2015	Feb. 19, 2015	Feb. 11, 2015	Jan. 21, 2015	Dec. 19, 2014	Dec. 08, 2014	Jul. 08, 2014	Oct. 31, 2014	Feb. 18, 2015	May 29, 2014	Apr. 25, 2014	Jan. 30, 2014	Jan. 07, 2014	Dec. 09, 2014	Oct. 31, 2014	Jan. 23, 2014
Stockholders Equity [Line Items]
Common stock issued for lease deposit, shares								350,000
Common stock issued for lease deposit								$ 31,500		$ 31,500
Number of common stock issued for conversion of convertible securities			1,720,000		25,000	300,000	375,000
Exercise price of warrants					$ 0.05	$ 0.10	$ 0.05
Proceeds from exercise of warrants			169,800		1,250	30,000	18,750
Common shares issued for services, shares				70,000
Common shares issued for services				16,800					133,000	194,800
Loss on extinguishment of liability				(9,297)						(96,297)
Amount of liability extinguished				7,503
Number of warrant holders who exercised warrants			2
Value of shares issued in acquisition									2,219,839	548,604
Stock options exercised, shares		40,000
Stock options exercised		23,333							75,000
Notes payable and accrued interest outstanding	138,303
Loss on debt conversion	(11,063)								(11,063)
Aggregate purchase price									1,293,679	169,800
AES [Member]
Stockholders Equity [Line Items]
Number of additional shares available to grant as part of the consulting agreement											750,000
Common shares issued for services, shares											750,000
Common shares issued for services											150,000
Loss on extinguishment of liability											(87,000)
Amount of liability extinguished											63,000
AquaTex [Member]
Stockholders Equity [Line Items]
Shares issued in acquisition												50,000	1,443,696
Value of shares issued in acquisition												28,000	548,604
Series A Preferred Stock [Member]
Stockholders Equity [Line Items]
Common stock issued for lease deposit, shares																				4,000
Common stock issued for lease deposit																				4,000,000
Number of common stock issued for conversion of convertible securities														71,429	285,716	514,285	357,142	285,716	71,429
Exercise price of warrants																				$ 1.00
Number of securities converted into common stock														50	200	360	250	200	50
Convertible Debt [Member]
Stockholders Equity [Line Items]
Loss on debt conversion																					0
Debt Instrument, Convertible, Conversion Price										$ 0.50
Common stock [Member]
Stockholders Equity [Line Items]
Number of common stock issued for conversion of convertible securities																						359,153			25,000	25,000
Exercise price of warrants																						$ 0.055
Proceeds from exercise of warrants																									6,250	6,250
Common shares issued for services, shares																								250,000
Common shares issued for services									133,000
Shares issued in acquisition																				3,523,554
Value of shares issued in acquisition																				2,219,839
Stock options exercised, shares																							500,000
Number of common shares called by warrant																						400,000
Shares withheld to fund the exercise price																						40,847
Preferred stock conversion, stock price																						$ 0.5386
Common shares issued for note payable conversion, shares	276,599
Loss on debt conversion									11,063
Proceeds from exercise of stock options																							75,000
Common stock [Member] | Chief financial officer [Member]
Stockholders Equity [Line Items]
Number of common stock purchased																											95,456
Aggregate purchase price																											50,000
Common stock [Member] | Series A Preferred Stock [Member]
Stockholders Equity [Line Items]
Number of common stock issued for conversion of convertible securities																		285,716	71,429
Common stock [Member] | Convertible Debt [Member]
Stockholders Equity [Line Items]
Debt Instrument, Convertible, Conversion Price																					$ 0.50							$ 0.50
Debt Conversion Original Debt and Accrued Interest Amount																												$ 1,025,000
Number of securities converted into common stock																												2,050,000
Warrants Exercised One [Member] | Common stock [Member]
Stockholders Equity [Line Items]
Number of common stock issued for conversion of convertible securities																													59,210
Exercise price of warrants																													$ 0.30
Number of common shares called by warrant																													125,000
Shares withheld to fund the exercise price																													65,790
Preferred stock conversion, stock price																													$ 0.57
Warrants Exercised Two [Member] | Common stock [Member]
Stockholders Equity [Line Items]
Number of common stock issued for conversion of convertible securities																													58,035
Exercise price of warrants																													$ 0.30
Number of common shares called by warrant																													125,000
Shares withheld to fund the exercise price																													66,965
Preferred stock conversion, stock price																													$ 0.56